Annual Operating Expenses {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - Retail PRO-07 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Retail Class
Jan. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.76%